Document And Entity Information	Jan. 19, 2020
Document Information [Line Items]
Entity, Registrant Name	INTERFACE, INC.
Document, Type	8-K
Document, Period End Date	Jan. 19, 2020
Entity, Incorporation, State or Country Code	GA
Entity, File Number	001-33994
Entity, Tax Identification Number	58-1451243
Entity, Address, Address Line One	1280 West Peachtree Street NW
Entity, Address, City or Town	Atlanta
Entity, Address, State or Province	GA
Entity, Address, Postal Zip Code	30309
City Area Code	770
Local Phone Number	437-6800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	TILE
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000715787